Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013 Investment	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Proceeds from maturities, calls and principal	$ 16,589,000	$ 19,397,000
Gross gains	908,000	526,000
Gross losses	(190,000)	(152,000)
Securities (Textual) [Abstract]
Securities pledged, carrying amount	57,700,000	42,200,000
Holding of securities	0	0
Percentage of equity	10.00%	10.00%
Number of investment in unrealized loss position	122
Number of investment in unrealized loss position for less than one year	110
Unrealized loss position	less than twelve months
Calls of securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from maturities, calls and principal	245,000	5,500,000
Gross gains	0	4,000
Gross losses	$ 0	$ 0